Exhibit 99.1

SLM Student Loan Trust 2013-6

Monthly Servicing Report

Distribution Date 11/25/2020

Collection Period 10/01/2020 - 10/31/2020

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/14/2013	09/30/2020	10/31/2020
	Principal Balance	$952,236,013.41	$344,310,627.19	$341,788,174.67
	Interest to be Capitalized Balance	19,888,623.55	3,748,717.73	3,699,334.98
	Pool Balance	$972,124,636.96	$348,059,344.92	$345,487,509.65
	Specified Reserve Account Balance	4,992,316.00	- N/A -	- N/A -
	Adjusted Pool (1)	$977,116,952.96	$348,059,344.92	$345,487,509.65
	Weighted Average Coupon (WAC)	6.29%	6.33%	6.32%
	Number of Loans	200,093	63,431	62,556
	Aggregate Outstanding Principal Balance - Tbill		-	-
	Aggregate Outstanding Principal Balance - LIBOR		$348,059,344.92	$345,487,509.65
	Pool Factor		0.348595088	0.346019294
	Since Issued Constant Prepayment Rate		2.39%	2.16%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/26/2020	11/25/2020
	A3	78448CAG4	$317,973,261.77	$315,009,454.39
	B	78448CAH2	$27,400,000.00	$27,400,000.00

C	Account Balances	10/26/2020	11/25/2020
	Reserve Account Balance	$998,463.00	$998,463.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$2,347,692.62	$3,525,137.51
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	10/26/2020	11/25/2020
	Adjusted Pool Balance + Supplemental Loan Purchase	$348,059,344.92	$345,487,509.65
	Total Notes	$345,373,261.77	$342,409,454.39
	Difference	$2,686,083.15	$3,078,055.26
	Parity Ratio	1.00778	1.00899

Page 2 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

II.	Trust Activity 10/01/2020 through 10/31/2020

A	Student Loan Principal Receipts
	Borrower Principal	1,974,903.42
	Guarantor Principal	465,389.37
	Consolidation Activity Principal	1,384,766.38
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(80.97)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,824,978.20
B	Student Loan Interest Receipts
	Borrower Interest	579,829.51
	Guarantor Interest	20,214.53
	Consolidation Activity Interest	30,244.72
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	(284.95)
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	15,186.53
	Total Interest Receipts	$645,190.34
C	Reserves in Excess of Requirement	-
D	Investment Income	$214.89
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,177,444.89)
M	AVAILABLE FUNDS	$3,292,938.54
N	Non-Cash Principal Activity During Collection Period	$(1,302,525.68)
O	Non-Reimbursable Losses During Collection Period	$10,827.25
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

III.	2013-6 Portfolio Characteristics

		10/31/2020				09/30/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	5.77%	224	$1,246,498.53	0.365%	5.76%	207	$1,134,291.61	0.329%
	GRACE	6.00%	35	$142,993.00	0.042%	6.01%	56	$283,953.04	0.082%
	DEFERMENT	6.17%	4,439	$21,960,470.80	6.425%	6.17%	4,588	$23,188,383.61	6.735%

REPAYMENT:	CURRENT	6.33%	45,122	$235,627,662.94	68.940%	6.32%	46,220	$239,727,158.85	69.625%
	31-60 DAYS DELINQUENT	6.31%	1,599	$9,827,738.41	2.875%	6.32%	1,805	$11,346,320.55	3.295%
	61-90 DAYS DELINQUENT	6.37%	1,023	$6,710,716.36	1.963%	6.25%	678	$4,427,861.50	1.286%
	91-120 DAYS DELINQUENT	6.39%	483	$3,215,536.46	0.941%	6.59%	415	$2,543,913.02	0.739%
	> 120 DAYS DELINQUENT	6.50%	1,048	$6,327,751.00	1.851%	6.38%	996	$5,833,878.31	1.694%

	FORBEARANCE	6.36%	8,466	$56,173,227.59	16.435%	6.41%	8,322	$55,143,762.24	16.016%
	CLAIMS IN PROCESS	5.96%	117	$555,579.58	0.163%	6.40%	144	$681,104.46	0.198%

TOTAL			62,556	$341,788,174.67	100.00%		63,431	$344,310,627.19	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

IV.	2013-6 Portfolio Characteristics (cont’d)

	10/31/2020	09/30/2020
Pool Balance	$345,487,509.65	$348,059,344.92
Outstanding Borrower Accrued Interest	$15,571,257.13	$15,806,152.91
Borrower Accrued Interest to be Capitalized	$3,699,334.98	$3,748,717.73
Borrower Accrued Interest >30 Days Delinquent	$1,123,858.85	$1,000,669.53
Total # Loans	62,556	63,431
Total # Borrowers	18,549	18,846
Weighted Average Coupon	6.32%	6.33%
Weighted Average Remaining Term	151.78	150.98
Non-Reimbursable Losses	$10,827.25	$8,764.09
Cumulative Non-Reimbursable Losses	$2,206,912.94	$2,196,085.69
Since Issued Constant Prepayment Rate (CPR)	2.16%	2.39%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$232,854.41	$232,854.41
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$376,819.84	$794,510.30
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,336,055.27	$1,346,793.83
Borrower Interest Accrued	$1,727,676.63	$1,683,878.31
Interest Subsidy Payments Accrued	$75,671.02	$76,017.99
Special Allowance Payments Accrued	$20,688.98	$19,062.62

Page 5 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

V.	2013-6 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	5.84%	32,833	118,751,498.69	34.744%
	- GSL - Unsubsidized	6.09%	27,805	175,911,488.52	51.468%
	- PLUS (2) Loans	8.40%	1,918	47,125,187.46	13.788%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.32%	62,556	$341,788,174.67	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.39%	54,232	315,240,296.48	92.233%
	- Two Year	5.57%	7,578	24,008,200.83	7.024%
	- Technical	5.68%	672	2,350,053.75	0.688%
	- Other	3.80%	74	189,623.61	0.055%
	Total	6.32%	62,556	$341,788,174.67	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

VI.	2013-6 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$3,292,938.54
A	Primary Servicing Fee	$73,022.84	$3,219,915.70
B	Administration Fee	$6,667.00	$3,213,248.70
C	Class A Noteholders’ Interest Distribution Amount	$211,783.44	$3,001,465.26
D	Class B Noteholders’ Interest Distribution Amount	$37,657.88	$2,963,807.38
E	Reserve Account Reinstatement	-	$2,963,807.38
F	Class A Noteholders’ Principal Distribution Amount	$2,963,807.38	-
G	Class B Noteholders’ Principal Distribution Amount	-	-
H	Unpaid Expenses of The Trustees	-	-
I	Carryover Servicing Fee	-	-
J	Remaining Amounts to the Noteholders after the first auction date	-	-
K	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$341,788,174.67
B	Interest to be Capitalized	$3,699,334.98
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$998,463.00
E	Less: Specified Reserve Account Balance	$(998,463.00)
F	Total	$345,487,509.65
G	Class A Notes Outstanding (after application of available funds)	$315,009,454.39
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

VII.	2013-6 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	78448CAG4	78448CAH2
Beginning Balance	$317,973,261.77	$27,400,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/26/2020	10/26/2020
Accrual Period End	11/25/2020	11/25/2020
Daycount Fraction	0.08333333	0.08333333
Interest Rate*	0.79925%	1.64925%
Accrued Interest Factor	0.000666042	0.001374375
Current Interest Due	$211,783.44	$37,657.88
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$211,783.44	$37,657.88
Interest Paid	$211,783.44	$37,657.88
Interest Shortfall	-	-
Principal Paid	$2,963,807.38	-
Ending Principal Balance	$315,009,454.39	$27,400,000.00
Paydown Factor	0.005803422	0.000000000
Ending Balance Factor	0.616818983	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020

VIII.	2013-6 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$345,373,261.77
	Adjusted Pool Balance	$345,487,509.65
	Overcollateralization Amount	$3,454,875.10
	Principal Distribution Amount	$3,340,627.22
	Principal Distribution Amount Paid	$2,963,807.38

B	Reserve Account Reconciliation
	Beginning Period Balance	$998,463.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$998,463.00
	Required Reserve Acct Balance	$998,463.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$998,463.00

C	Floor Income Rebate Account
	Beginning Period Balance	$2,347,692.62
	Deposits for the Period	$1,177,444.89
	Release to Collection Account	-
	Ending Balance	$3,525,137.51

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2013-6 Monthly Servicing Report: Collection Period 10/01/2020 - 10/31/2020, Distribution Date 11/25/2020